Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value	$ 64,550	$ 104,675
Held to maturity, 12 Months or More, Fair Value	5,216	521
Held to maturity, Total, Fair Value	69,766	105,196
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	517	1,278
Held to maturity, 12 Months or More, Gross Unrealized Losses	5	7
Held to maturity, Total, Gross Unrealized Losses	522	1,285
Debt securities [Member]
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value	9,988	64,316
Held to maturity, 12 Months or More, Fair Value	4,999
Held to maturity, Total, Fair Value	14,987	64,316
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	11	630
Held to maturity, 12 Months or More, Gross Unrealized Losses	1
Held to maturity, Total, Gross Unrealized Losses	12	630
Corporate bonds [Member] | Debt securities [Member]
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value		29,404
Held to maturity, 12 Months or More, Fair Value	4,999
Held to maturity, Total, Fair Value	4,999	29,404
Held to maturity, Less Than 12 Months, Gross Unrealized Losses		561
Held to maturity, 12 Months or More, Gross Unrealized Losses	1
Held to maturity, Total, Gross Unrealized Losses	1	561
Government-sponsored enterprises [Member] | Debt securities [Member]
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value	9,988	34,912
Held to maturity, 12 Months or More, Fair Value
Held to maturity, Total, Fair Value	9,988	34,912
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	11	69
Held to maturity, 12 Months or More, Gross Unrealized Losses
Held to maturity, Total, Gross Unrealized Losses	11	69
Federal Home Loan Mortgage Corporation [Member] | Mortgage-backed securities [Member]
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value	10,368	22,258
Held to maturity, 12 Months or More, Fair Value	30	277
Held to maturity, Total, Fair Value	10,398	22,535
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	124	450
Held to maturity, 12 Months or More, Gross Unrealized Losses	1	2
Held to maturity, Total, Gross Unrealized Losses	125	452
Federal National Mortgage Association [Member] | Mortgage-backed securities [Member]
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value	42,609	18,101
Held to maturity, 12 Months or More, Fair Value	187	244
Held to maturity, Total, Fair Value	42,796	18,345
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	347	198
Held to maturity, 12 Months or More, Gross Unrealized Losses	3	5
Held to maturity, Total, Gross Unrealized Losses	350	203
Governmental National Mortgage Association [Member] | Mortgage-backed securities [Member]
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value	1,585
Held to maturity, 12 Months or More, Fair Value
Held to maturity, Total, Fair Value	1,585
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	35
Held to maturity, 12 Months or More, Gross Unrealized Losses
Held to maturity, Total, Gross Unrealized Losses	35
Federal Securities [Member] | Mortgage-backed securities [Member]
Held to maturity:
Held to maturity, Less Than 12 Months, Fair Value	54,562	40,359
Held to maturity, 12 Months or More, Fair Value	217	521
Held to maturity, Total, Fair Value	54,779	40,880
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	506	648
Held to maturity, 12 Months or More, Gross Unrealized Losses	4	7
Held to maturity, Total, Gross Unrealized Losses	$ 510	$ 655